Contract Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Contract Assets and Liabilities [Line Items]
Retention receivables net from joint ventures	$ 590,015	$ 524,150
Non-current portion	1,825,986	1,029,078
Customer unbilled revenue	2,322,369	5,762,506
Contract liabilities with joint ventures		359,629
Unbilled Revenues [Member] | Accounts Receivable [Member]
Contract Assets and Liabilities [Line Items]
Customer unbilled revenue